Details of Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Details of Consolidated Statements of Cash Flows

5. DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2014	2013
Bank term deposits, bankers’ acceptances and government paper	$1,058	$1,331
Cash	195	223

	$1,253	$1,554

[b]	Items not involving current cash flows:

	2014	2013	2012
Depreciation and amortization	$890	$1,063	$801
Amortization of other assets included in cost of goods sold	148	138	113
Deferred income taxes [note 11]	94	(100)	(46)
Other non-cash charges	36	23	8
Impairment charges [note 3]	18	55	25
Non-cash portion of Other expense, net [note 3]	—	—	(188)
Equity income in excess of dividends received	(29)	(30)	(5)

	$1,157	$1,149	$708

[c]	Changes in operating assets and liabilities:

	2014	2013	2012
Accounts receivable	$(767)	$(584)	$(46)
Inventories	(343)	(141)	(315)
Prepaid expenses and other	5	(56)	36
Accounts payable	677	325	247
Accrued salaries and wages	82	87	37
Other accrued liabilities	79	298	97
Income taxes payable	22	(56)	16

	$(245)	$(127)	$72